CAPITAL DISCLOSURES AND FINANCIAL RISK (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Denominated percentages of expenses	97.00%	97.00%	98.00%
Private Placements [Member]
Statement [Line Items]
Common shares issued	3,669,724
Warrants to purchase up shares of common stock	2,018,348
Warrant Excise	$ 2.50
Share Capital Before Various Fee Charges	$ 8,000,000
Corporation Raised a Total Share Capital	$ 681,652